REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Mar. 31, 2026
Revenue from contracts with customers [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS	REVENUE FROM CONTRACTS WITH CUSTOMERSRevenue by type:

For the years ended	March 31 2026	March 31 2025
Revenues from construction contracts	$1,602,013	$1,311,119
Services rendered	723,879	651,143
Sale of goods	647,040	571,026
Total Company	$2,972,932	$2,533,288
Disaggregation of revenue from contracts with customers:

Revenues by market for the years ended	March 31 2026	March 31 2025
Life Sciences	$1,521,973	$1,471,797
Consumer Products	553,002	335,690
Food & Beverage	498,749	416,879
Energy	226,658	123,951
Transportation	172,550	184,971
Total Company	$2,972,932	$2,533,288

Timing of revenue recognition based on transfer of control for the years ended	March 31 2026	March 31 2025
Goods and services transferred at a point in time	$647,040	$571,026
Goods and services transferred over time	2,325,892	1,962,262
Total Company	$2,972,932	$2,533,288
Backlog:
The following table presents the aggregate amount of the revenues expected to be realized in the future from partially or fully unsatisfied performance obligations as at March 31, 2026 and March 31, 2025. The amounts disclosed below represent the value of firm orders and do not include constrained variable consideration or letters of intent. Such orders may be subject to future modifications that could impact the amount and/or timing of revenue recognition.

Revenues expected to be recognized in:	March 31 2026	March 31 2025
Less than one year	$1,329,000	$1,648,000
Thereafter	629,000	491,000
Total	$1,958,000	$2,139,000
Accounts receivable:

As at	March 31 2026	March 31 2025
Trade accounts receivable	$520,261	$705,255
Less: allowance for expected credit loss	(15,684)	(9,176)
Trade accounts receivables, net	$504,577	$696,079
Other accounts receivable	19,161	23,356
Total	$523,738	$719,435
Contract balances:

As at	March 31 2026	March 31 2025
Trade receivables	$504,577	$696,079
Contract assets	436,847	503,552
Contract liabilities	(307,306)	(330,134)
Unearned revenue (i)	(93,713)	(97,777)
Net contract balances	$540,405	$771,720

(i) The unearned revenue liability is included in accounts payable and accrued liabilities on the consolidated statements of financial position.
Contract assets relate to revenue earned in exchange of goods or services that have been transferred to a customer. These assets are transferred to accounts receivable when billed. As such, the balances of this account vary and depend on the timing of billings on contracts at the end of the year.

Contract liabilities represent the obligation to transfer goods and services for which the Company has received consideration. The balance of this account is dependent on timing of progress on the contract as well as receipts from customers, and as such, will vary.

The outstanding contract asset and contract liability balances decreased by $66,705 and by $22,828, respectively during the year ended March 31, 2026. Included in the decrease of the net contract asset balance is an impairment charge relating to the reorganization of the Company's Transportation business, along with other costs from the reorganization, which resulted in an increase to cost of revenues of $28,600. The remaining decrease in net contract assets is related to the timing of billings on certain customer contracts.
The financial statements for the year ended March 31, 2025 included the impact of an agreement with an electric vehicle ("EV") customer, with respect to previously disclosed outstanding payments, where the Company received $194,000 (U.S. $134,750) in the first quarter of fiscal 2026, with no further work required by the Company. All previously recorded amounts related to the program with the customer were written off as of March 31, 2025, resulting in an increase to net loss of $129,000 after income taxes ($171,090 before income taxes). The increase to net loss was recorded as a reduction to revenues of $146,900, as the settlement agreement is accounted for as a contract modification under IFRS 15, and an increase to selling, general and administrative expenses of $24,190 (note 23).